SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 2,271,798	$ 2,689,319	$ 3,473,172
CEO and Director [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	487,688	592,500	566,487
CEO [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	273,475	429,766	442,485
Directors [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	116,266	215,019	383,288
Other related parties [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 877,429	$ 1,237,285	$ 1,392,260